INCOME TAXES - Schedule of Reconciliation of Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 1,813	$ 2,050
Charged to other accounts	5,428	5,036
Balance, end of year	1,863	1,813	$ 2,050
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	2,252	2,831	2,913
Charged to Benefit from income taxes	(63)	(773)	13
Charged to other accounts	33	194	(95)
Balance, end of year	$ 2,222	$ 2,252	$ 2,831